UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bingham Osborn & Scarborough, LLC
Address: 345 California Street, Suite 1100

         San Francisco, CA  94104

13F File Number:  28-10638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carol Benz
Title:     Chief Operations Officer
Phone:     (415)-781-8535

Signature, Place, and Date of Signing:

     /s/  Carol Benz     San Francisco, CA     February 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     68

Form13F Information Table Value Total:     $262,756 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      356     6185 SH       SOLE                     6185        0        0
ALLSTATE CORP                  COM              020002101      219     6687 SH       SOLE                     6687        0        0
AMGEN INC                      COM              031162100      229     3965 SH       SOLE                     3965        0        0
APPLIED MATLS INC              COM              038222105      124    12221 SH       SOLE                    12221        0        0
AT&T INC                       COM              00206R102      297    10423 SH       SOLE                    10423        0        0
BANK OF AMERICA CORPORATION    COM              060505104      235    16724 SH       SOLE                    16724        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1189      370 SH       SOLE                      370        0        0
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      869        9 SH       SOLE                        9        0        0
BOSTON PRIVATE FINL HLDGS IN   COM              101119105     1377   201373 SH       SOLE                   201373        0        0
BP PLC                         SPONSORED ADR    055622104      536    11469 SH       SOLE                    11469        0        0
CHEVRON CORP NEW               COM              166764100     1555    21022 SH       SOLE                    21022        0        0
CISCO SYS INC                  COM              17275R102      452    27707 SH       SOLE                    27707        0        0
CITIGROUP INC                  COM              172967101      100    14878 SH       SOLE                    14878        0        0
CONOCOPHILLIPS                 COM              20825C104      251     4843 SH       SOLE                     4843        0        0
DIAMONDS TR                    UNIT SER 1       252787106     7704    88031 SH       SOLE                    88031        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109      291    11506 SH       SOLE                    11506        0        0
EATON VANCE RISK MNGD DIV EQ   COM              27829g106      202    11253 SH       SOLE                    11253        0        0
EXXON MOBIL CORP               COM              30231G102     4832    60529 SH       SOLE                    60529        0        0
FEDERAL HOME LN MTG CORP       COM              313400301       24    32500 SH       SOLE                    32500        0        0
GENERAL ELECTRIC CO            COM              369604103     2443   150785 SH       SOLE                   150785        0        0
HEINZ H J CO                   COM              423074103      287     7620 SH       SOLE                     7620        0        0
HEWLETT PACKARD CO             COM              428236103      209     5765 SH       SOLE                     5765        0        0
HSBC HLDGS PLC                 SPON ADR NEW     404280406      261     5360 SH       SOLE                     5360        0        0
INTEL CORP                     COM              458140100      525    35845 SH       SOLE                    35845        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101     1030    12241 SH       SOLE                    12241        0        0
ISHARES COMEX GOLD TR          ISHARES          464285105      220     2576 SH       SOLE                     2576        0        0
ISHARES TR                     DJ US TECH SEC   464287721      661    18718 SH       SOLE                    18718        0        0
ISHARES TR                     S&P 500 INDEX    464287200    53985   597776 SH       SOLE                   597776        0        0
ISHARES TR                     BARCLYS 1-3 YR   464287457     1343    15868 SH       SOLE                    15868        0        0
ISHARES TR                     S&P NA TECH FD   464287549     4366   130258 SH       SOLE                   130258        0        0
ISHARES TR                     RUSSELL1000VAL   464287598    10046   202863 SH       SOLE                   202863        0        0
ISHARES TR                     RUSSELL 1000     464287622    59026  1207813 SH       SOLE                  1207813        0        0
ISHARES TR                     RUSL 2000 VALU   464287630      690    14035 SH       SOLE                    14035        0        0
ISHARES TR                     DJ SEL DIV INX   464287168     1026    24848 SH       SOLE                    24848        0        0
ISHARES TR                     DJ US UTILS      464287697      507     7313 SH       SOLE                     7313        0        0
ISHARES TR                     S&P SMLCAP 600   464287804      293     6664 SH       SOLE                     6664        0        0
ISHARES TR                     BARCLYS SH TREA  464288679      201     1821 SH       SOLE                     1821        0        0
ISHARES TR                     RUSSELL 2000     464287655      824    16730 SH       SOLE                    16730        0        0
JOHNSON & JOHNSON              COM              478160104      767    12826 SH       SOLE                    12826        0        0
MATTEL INC                     COM              577081102      277    17300 SH       SOLE                    17300        0        0
MCCLATCHY CO                   CL A             579489105        8    10000 SH       SOLE                    10000        0        0
MICROSOFT CORP                 COM              594918104      384    19776 SH       SOLE                    19776        0        0
NEW AMER HIGH INCOME FD INC    COM              641876107      105   116274 SH       SOLE                   116274        0        0
NORFOLK SOUTHERN CORP          COM              655844108      828    17600 SH       SOLE                    17600        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      451     7514 SH       SOLE                     7514        0        0
OPENTV CORP                    CL A             G67543101       43    34777 SH       SOLE                    34777        0        0
ORACLE CORP                    COM              68389X105     1658    93490 SH       SOLE                    93490        0        0
PEPSICO INC                    COM              713448108      261     4774 SH       SOLE                     4774        0        0
PFIZER INC                     COM              717081103      346    19546 SH       SOLE                    19546        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105     2876   135729 SH       SOLE                   135729        0        0
POWERSHARES QQQ TRUST          UNIT SER 1       73935a104    27378   920580 SH       SOLE                   920580        0        0
PROCTER & GAMBLE CO            COM              742718109     1240    20063 SH       SOLE                    20063        0        0
ROYAL DUTCH SHELL PLC          SPONS ADR A      780259206      280     5285 SH       SOLE                     5285        0        0
SCHWAB CHARLES CORP NEW        COM              808513105      814    50371 SH       SOLE                    50371        0        0
SELECT SECTOR SPDR TR          SBI INT-TECH     81369Y803     2321   150586 SH       SOLE                   150586        0        0
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369Y886      635    21857 SH       SOLE                    21857        0        0
SJW CORP                       COM              784305104      337    11250 SH       SOLE                    11250        0        0
SPDR GOLD TRUST                GOLD SHS         78463v107      540     6244 SH       SOLE                     6244        0        0
SPDR TR                        UNIT SER 1       78462F103    46262   512651 SH       SOLE                   512651        0        0
TARGET CORP                    COM              87612E106      867    25100 SH       SOLE                    25100        0        0
TIME WARNER INC                COM              887317105      498    49529 SH       SOLE                    49529        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     5775   104696 SH       SOLE                   104696        0        0
UNITRIN INC                    COM              913275103      269    16895 SH       SOLE                    16895        0        0
US BANCORP DEL                 COM NEW          902973304      206     8226 SH       SOLE                     8226        0        0
VANGUARD INDEX FDS             REIT ETF         922908553     7816   214434 SH       SOLE                   214434        0        0
WELLS FARGO & CO NEW           COM              949746101      426    14451 SH       SOLE                    14451        0        0
WESTAMERICA BANCORPORATION     COM              957090103      250     4880 SH       SOLE                     4880        0        0
ZIPREALTY INC                  COM              98974V107       53    19812 SH       SOLE                    19812        0        0